                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000

                 Check here if Amendment [  ]: Amendment Number:

                        This Amendment (Check only one.):

                         [  ] is a restatement.
                         [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:     Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:

/s/ Thomas D. Stern
--------------------------------------

New York, New York
October 31, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $2,781,358  (thousands)

List of Other Included Managers:    NONE

                           FORM 13F INFORMATION TABLE



        COLUMN 1              COLUMN 2            COLUMN 3         COLUMN 4                           COLUMN 5
---------------------      ---------------      -------------      ---------      -------------------------------------------
     NAME OF ISSUER        TITLE OF CLASS          CUSIP            VALUE           SHARES OR          SH/PRN        PUT/CALL
                                                                   (X$1000)       PRINCIPAL AMT
------------------------------------------------------------------------------------------------------------------------------

ALBERTA ENERGY LTD               COM            012873 10 5         685,951        16,479,313           SH
------------------------------------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC              CL B            82028K 20 0         654,803        28,861,827           SH
------------------------------------------------------------------------------------------------------------------------------

AT&T CORP.                       COM            001957 10 9         366,695        12,483,218           SH
------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS
CORP                             COM            369550 10 8         340,810         5,425,824           SH
------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
INC                              COM            480074 10 3         257,491         9,716,639           SH
------------------------------------------------------------------------------------------------------------------------------

YANKEE CANDLE INC                COM            984757 10 4         150,832         7,494,776           SH
------------------------------------------------------------------------------------------------------------------------------

BLYTH INC                        COM            09643P 10 8         106,447         4,541,744           SH
------------------------------------------------------------------------------------------------------------------------------

US BANCORP DEL                   COM            902973 10 6         106,160         4,666,388           SH
------------------------------------------------------------------------------------------------------------------------------
CORUS ENTERTAINMENT           COM CL B
INC                            NON VTG          220874 10 1         102,429         3,578,307           SH
------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                         COM            313400 30 1           9,740           180,159           SH
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                                     2,781,358
------------------------------------------------------------------------------------------------------------------------------

GRAND TOTAL                                                       2,781,358
------------------------------------------------------------------------------------------------------------------------------


                                                                                     COLUMN 8
        COLUMN 1                COLUMN 6          COLUMN 7        ------------------------------------------
---------------------          ----------         --------                        VOTING AUTHORITY
     NAME OF ISSUER            INVESTMENT           OTHER         ------------------------------------------
                               DISCRETION         MANAGERS           SOLE             SHARED          NONE
------------------------------------------------------------------------------------------------------------

ALBERTA ENERGY LTD                SOLE                            16,479,313
------------------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC                SOLE                            28,861,827
------------------------------------------------------------------------------------------------------------

AT&T CORP.                        SOLE                            12,483,218
------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS
CORP                              SOLE                             5,425,824
------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
INC                               SOLE                             9,716,639
------------------------------------------------------------------------------------------------------------

YANKEE CANDLE INC                 SOLE                             7,494,776
------------------------------------------------------------------------------------------------------------

BLYTH INC                         SOLE                             4,541,744
------------------------------------------------------------------------------------------------------------

US BANCORP DEL                    SOLE                             4,666,388
------------------------------------------------------------------------------------------------------------
CORUS ENTERTAINMENT
INC                               SOLE                             3,578,307
------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                          SOLE                               180,159
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------

COLUMN TOTALS
------------------------------------------------------------------------------------------------------------

GRAND TOTAL
------------------------------------------------------------------------------------------------------------